Financial Instruments (Details Narrative) - CAD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Statement Line Items [Line Items]
Other comprehensive income	$ 14,662,000	$ 1,384,000
Net loss	(4,257,000)	$ (1,377,000)
Working capital	$ 133,544,000
Currency risk [member]
Statement Line Items [Line Items]
Short-term investments, percentage	10.00%
Other comprehensive income	$ 3,885,000
Net loss	$ 221,000
Cash percentage	10.00%
Currency risk [member] | Margin Loan [Member]
Statement Line Items [Line Items]
Net loss	$ 1,117,000
Percentage of risk exposure	10.00%
Other price risk [member]
Statement Line Items [Line Items]
Short-term investments, percentage	10.00%
Other comprehensive income	$ 4,480,000
Interest rate risk [member] | Margin Loan [Member] | Floating interest rate [member]
Statement Line Items [Line Items]
Net loss	$ 0
Interest rate risk [member] | Margin Loan [Member] | Floating interest rate [member] | Would not have a Significant impact on the Net Income Loss [Member]
Statement Line Items [Line Items]
Borrowings, Adjustment to interest rate basis	10.00%
Borrowings, Interest rate basis	3-month USD LIBOR